RULE ONE FUND

SCHEDULE OF INVESTMENTS September 30, 2021 (unaudited)

45.46% COMMON STOCKS

7.69% CONSUMER DISCRETIONARY

Alibaba Group Holding Ltd*

Sturm, Ruger & Co., Inc.

4.65% CONSUMER STAPLES

Sprous Farmers Market, Inc *

11.49% FINANCIALS

Bank OZK

8.28% INDUSTRIALS

The Boeing Co.*

Huntington Ingalls Industries, Inc.

9.63% MATERIALS

Barrick Gold Corp.

CF Industries Holdings, Inc.

3.72% REAL ESTATE

Armada Hoffler Properties, Inc.

45.46% TOTAL COMMON STOCKS

4.74% EXCHANGE TRADED FUNDS

iShares Silver Trust ETF*

SPDR Gold Shares ETF*

4.74% TOTAL EXCHANGE TRADED FUNDS

28.00% MONEY MARKET FUND

Federated Government Obligations Fund Institutional Class 0.03%**

0.03%	PURCHASED OPTIONS
0.03%	PUT OPTIONS PURCHASED
Number
		of	Notional
	Description	Contracts	Amount
	Alibaba Group Holiding Ltd.	200	$2,961,000
	The S&P 500 Index	150	$64,613,100
0.03%	TOTAL PURCHASED OPTIONS
78.23%	TOTAL INVESTMENTS
21.77%	Other assets, net of liabilities
100.00%	NET ASSETS

*Non-income producing

** Effective 7 day yield as of September 30, 2021

Shares

50,000

61,947

312,000

416,269

20,000

44,000

150,000

220,000

433,400

115,000

30,500

43,587,969

Exercise	Expiration
Price	Date
$100.00	10/22/2021
$3,700.00	10/15/2021

Fair Value

$7,402,500

4,570,450

11,972,950

7,229,040

17,891,242

4,398,800

8,494,640

12,893,440

2,707,500

12,280,400

14,987,900

5,794,558

70,769,130

2,359,800

5,008,710

7,368,510

7,368,510

43,587,969

Value

$7,200

43,500

50,700

`

121,776,309

33,889,503 $ 155,665,812

RULE ONE FUND

SCHEDULE OF OPTIONS WRITTEN

September 30, 2021 (unaudited)

(0.10%)	OPTIONS WRITTEN
(0.04%)	PUT OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	Alibaba Group Holding Ltd.	200	$(2,961,000)	$105.00	10/22/2021	$(9,800)
	The S&P 500 Index	150	$(64,613,100)	$3,750.00	10/15/2021	(50,250)
	TOTAL PUT OPTIONS WRITTEN					(60,050)
(0.06%)	CALL OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	The Boeing Co.	200	$(4,398,800)	$230.00	10/1/2021	$(1,400)
	Sprouts Farmers Market	650	$(1,506,050)	$23.00	10/15/2021	(44,200)
	iShares Silver Trust	650	$(1,333,800)	$22.00	10/8/2021	(1,950)
	CF Industries Holdings, Inc.	450	$(2,511,900)	$57.00	10/8/2021	(36,900)
	Sturm Ruger & Co.	619	$(4,566,982)	$80.00	10/15/2021	(11,142)
	TOTAL CALL OPTIONS WRITTEN					$(95,592)
(0.10%)	TOTAL OPTIONS WRITTEN					$(155,642)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investment as of September 30, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs		Total
Common Stocks	$70,769,130	$-		$-	$70,769,130
Exchange Traded Funds	7,368,510	-		-	7,368,510
Money Market Funds	43,587,969	-		-	43,587,969
Options Purchased	-	50,700		-	50,700
Total Investments	$121,725,609	$50,700		$-	$121,776,309
Options Written	$-	$(155,642)		$-	$(155,642)
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2021.
At September 30, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $104,367,215 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$19,491,403
		Gross unrealized depreciation			(2,237,951)
		Net unrealized appreciation			$17,253,452